Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	Wall Street EWM Funds Trust
Central Index Key	0001517695
Amendment Flag	false
Document Creation Date	Apr. 28, 2017
Document Effective Date	Apr. 30, 2017
Prospectus Date	Apr. 30, 2017
Evercore Equity Fund | Evercore Equity Fund
Prospectus:
Trading Symbol	EWMCX